Investment in Unconsolidated Entities (Tables)	12 Months Ended
Dec. 31, 2014
Equity Method Investment, Summarized Financial Information
Equity and cost method investments
December 31,	2014	2013
(Dollars in thousands)
Equity method investments:
Capital contributions, loans, advances and adjustments	$116,881	$121,571
Cumulative share of income	1,287,371	1,152,916
Cumulative share of distributions	(1,122,849)	(1,010,513)
	281,403	263,974
Cost method investments	1,611	1,611
Total investments in unconsolidated entities	$283,014	$265,585

Equity method investments, summarized financial position
December 31,	2014	2013
(Dollars in thousands)
Assets
Current	$691,519	$489,659
Due from affiliates	303,322	408,735
Property and other	2,295,936	2,026,104
	$3,290,777	$2,924,498

Liabilities and Equity
Current liabilities	$403,005	$351,624
Deferred credits	170,887	84,834
Long-term liabilities	18,101	19,712
Long-term capital lease obligations	1,722	707
Partners' capital and shareholders' equity	2,697,062	2,467,621
	$3,290,777	$2,924,498

Equity method investments, summarized results of operations
Year Ended December 31,	2014	2013	2012
(Dollars in thousands)
Results of Operations
Revenues	$6,668,615	$6,218,067	$5,804,466
Operating expenses	5,035,544	4,473,722	4,363,399
Operating income	1,633,071	1,744,345	1,441,067
Other income, net	1,160	4,842	4,003
Net income	$1,634,231	$1,749,187	$1,445,070

Fair Value Key Assumptions
Key assumptions
Average expected revenue growth rate (next ten years)	2.0%
Terminal revenue growth rate (after year ten)	2.0%
Discount rate	10.5%
Capital expenditures as a percentage of revenue	14.9-18.8%